August 8, 2013

VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	John Hancock Bond Trust (the “Trust”):
Pre-Effective Amendment No. 1 to Form N-14 for the Reorganization of John Hancock High Income Fund into John Hancock High Yield Fund, File No. 333-190208

Ladies and Gentlemen:

On behalf of the Trust, transmitted herewith please find Pre-Effective Amendment No. 1 (the “Amendment”) to the Registration Statement on Form N-14, including the Notice of Special Meeting of Shareholders, Combined Proxy Statement/Prospectus, Statement of Additional Information, Form of Proxy Card, and relevant exhibits, with respect to the acquisition of assets of John Hancock High Income Fund, a series of John Hancock Funds II, for shares of John Hancock High Yield Fund, a series of the Trust (the “Registration Statement”). The Registration Statement was filed with the Securities and Exchange Commission (“SEC”) on July 29, 2013, accession no. 0000898432-13-001042.

The purpose of the Amendment is to file a revised consent of the funds’ independent registered accounting firm, as requested by the staff of the SEC, and make minor changes to the Statement of Additional Information. Although the Amendment is expected to become automatically effective on September 7, 2013 pursuant to Rule 488 under the Securities Act of 1933, as amended, we expect to request that the SEC accelerate the effective date of the Amendment to August 28, 2013, the original expected effective date of the Registration Statement.

This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

If you have any questions or comments concerning the foregoing, please call me at (617) 261-3240 or Christopher Sechler of John Hancock at (617) 663-2261.

Sincerely,

/s/ George P. Attisano
George P. Attisano
Cc: Christopher Sechler